IAI Investment Funds II, Inc.
                                                           File No. 33-61834
                                               IAI Investment Funds IV, Inc.
                                                            File No. 2-66885
                                               IAI Investment Funds VI, Inc.
                                                           File No. 33-40496
                                               IAI Investment Funds VII, Inc.
                                                             File No. 2-39560
                                               IAI Investment Funds, VIII, Inc.
                                                             File No. 2-84589


                         SUPPLEMENT DATED APRIL 6, 1998
                             TO THE JOINT PROSPECTUS
                              DATED AUGUST 1, 1997
                                       OF
         IAI GROWTH FUND (a portfolio of IAI Investment Funds II, Inc.)
        IAI REGIONAL FUND (a portfolio of IAI Investment Funds IV, Inc.)
  IAI CAPITAL APPRECIATION FUND (a portfolio of IAI Investment Funds VI, Inc.)
    IAI EMERGING GROWTH FUND (a portfolio of IAI Investment Funds VI, Inc.)
      IAI MIDCAP GROWTH FUND (a portfolio of IAI Investment Funds VI, Inc.) IAI GROWTH AND INCOME FUND (a portfolio of IAI Investment Funds VII, Inc.)
         IAI VALUE FUND (a portfolio of IAI Investment Funds VIII, Inc.)


IAI EMERGING GROWTH FUND- MANAGEMENT

The following replaces the seventh paragraph under "Management" on page 26.

Curt McLeod has responsibility for the management of Emerging Growth Fund. Mr. McLeod, an IAI Vice President and equity portfolio manager, has been responsible for the management of the Fund since March 1998 and has been involved in the Fund's management since joining IAI in May 1997. Prior to that time, Mr. McLeod had been an portfolio manager with Piper Jaffrey, Inc. since 1986.

IAI MIDCAP GROWTH FUND- INVESTMENT POLICIES

The following  replaces the first two sentences of the second  paragraph on page
16.

Under normal circumstances, Midcap Growth Fund will invest at least 65% of the value of its total assets in medium-sized companies that have a market
capitalization   between  $1  billion  and  $8  billion.   Under  normal  market
conditions, the weighted average capitalization of Midcap Growth Fund's investment portfolio will range from $3 billion to $6 billion.